UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03541
ASSET MANAGEMENT FUND
(Exact name of registrant as specified in charter)
230 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 214-1410
Date of fiscal year end: October 31
Date of reporting period: July 1, 2008 — June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record
Large Cap Equity Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/12/2009	Elect Ten Directors	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Special Meetings	Shareholder	Yes	Against	For
				Vesting of Stock options and awards	Shareholder	Yes	Against	For

Abbott Laboratories	ABT	2824100	4/24/2009	Elect Thirteen Directors	Issuer	Yes	For	For
				Abbot Labs Incentive Stock Program	Issuer	Yes	For	For
				Abbot Labs 2009 Employee Stock Purchase Program	Issuer	Yes	For	For
				Ratification of Deloitte and Touche as auditors	Issuer	Yes	For	For
				Animal Testing	Shareholder	Yes	Against	For
				Health Care Principles	Shareholder	Yes	Against	For
				Advisory Vote	Shareholder	Yes	Against	For

American Express Co	AXP	25816109	4/27/2009	Elect Twelve Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2009	Issuer	Yes	For	For
				Advisory vote approving executive compensation	Issuer	Yes	For	For
				Calling of special shareholder meetings	Shareholder	Yes	Against	For
				Cumulative voting for directors	Shareholder	Yes	Against	For

Automatic Data Processing, Inc	ADP	53015103	11/11/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Approval of the 2008 Omnibus Award Plan	Issuer	Yes	For	For
				Appointment of Deloitte and Touche	Issuer	Yes	For	For

Becton, Dickinson, and Company	BDX	075887-109	2/3/2009	Elect four Directors	Issuer	Yes	For	For
				Independent registered accountant	Issuer	Yes	For	For
				Amend Certificate of Incorporation	Issuer	Yes	For	For
				Amendment to 2004 Compensation Plan	Issuer	Yes	For	For
				Approval of Material Terms of Performance Goals	Issuer	Yes	For	For
				Special Shareholder meetings	Issuer	Yes	Against	For
				Cumulative Voting	Issuer	Yes	Against	For

Berkshire Hathaway, Inc.	BRK/A	84670108	5/2/2009	Elect Eleven Directors	Issuer	Yes	For	For
				Production of Sustainability Report	Shareholder	Yes	Against	For

Cisco Systems, Inc.	CSCO	17275R102	9/15/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Amend company’s by-laws to establish committee on human rights	Shareholder	Yes	Against	For
				Request that the Board publish a report to shareholders within 6-months	Shareholder	Yes	Against	For

The Coca-Cola Co	KO	191216100	4/22/2009	Elect Fourteen Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Executive Compensation	Shareholder	Yes	Against	For
				Independent Board Chair	Shareholder	Yes	Against	For
				Board Committee on Human Rights	Shareholder	Yes	Against	For
				Restricted Stocks	Shareholder	Yes	Against	For

Dell Inc.	DELL	24702R101	7/18/2008	Elect Eleven Directors	Issuer	Yes	For	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	For
				Approval of Executive Annual Incentive Bonus	Issuer	Yes	For	For
				Reimbursement of Proxy Expenses	Issuer	Yes	Against	For

Exxon Mobile Corporation	XOM	30231G102	5/27/2009	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Incorporate in ND	Shareholder	Yes	Against	For
				Board Chairman and CEO	Shareholder	Yes	Against	For
				Shareholder Advisory Vote on Exec Comp	Shareholder	Yes	Against	For
				Executive Compensation report	Shareholder	Yes	Against	For
				Corporate Sponsorship Report	Shareholder	Yes	Against	For
				Amendment of EEO policy	Shareholder	Yes	Against	For
				Greenhouse gas emissions goals	Shareholder	Yes	Against	For
				Climate Change and Technology Report	Shareholder	Yes	Against	For
				Renewable Energy Policy	Shareholder	Yes	Against	For

General Dynamics	GD	369550108	3/9/2009	Elect Eleven Directors	Issuer	Yes	For	For
				Approval of 2009 General Dynamics Equity Compensation Plan	Issuer	Yes	For	For
				Selection of Independent Auditors	Issuer	Yes	For	For
				Weapons in Space	Shareholder	Yes	Against	For
				Executive death benefit payments	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
General Electric Co	GE	369604103	4/22/2009	Elect Fifteen Directors	Issuer	Yes	For	For
				Ratification of KPMG	Issuer	Yes	For	For
				Executive compensation advisory vote	Issuer	Yes	Against	For
				Independent study regarding breaking up GE	Issuer	Yes	Against	For
				Dividend Policy	Issuer	Yes	Against	For
				Vote on Golden Parachutes	Shareholder	Yes	Against	For

Harley-Davidson, Inc.	HDI	412822108	4/25/2009	Elect Four Directors	Issuer	Yes	For	For
				Ratification of Ernst & Young as accountants	Issuer	Yes	For	For
				Approval of stock plan	Issuer	Yes	For	For
				Reorganize the Board into one class	Shareholder	Yes	Against	For

Home Depot	HD	437076102	5/28/2009	Elect Nine Directors	Issuer	Yes	For	For
				Ratify appointment of KPMG	Issuer	Yes	For	For
				Amend sixth article of certificate of incorporation	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Employment diversity report	Shareholder	Yes	Against	For
				Executive officer compensation	Shareholder	Yes	Against	For
				Energy Usage	Shareholder	Yes	Against	For

Illinois Tool Works Inc.	ITW	452308109	5/8/2009	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of Deloitte & Touche as accounting firm for 2009	Issuer	Yes	For	For
				Urging Board to seek Shareholder approval for future extraordinary retirement benefits	Shareholder	Yes	Against	For

International Business Machine Corp	IBM	459200101	4/28/2009	Elect Twelve Directors	Issuer	Yes	For	For
				Ratification of Independent Accounting Firm registration	Issuer	Yes	For	For
				Approval of long-term incentive performance terms for executives	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Proposal on executive compensation and income	Shareholder	Yes	Against	For
				Proposal on advisory vote on executive compensation	Shareholder	Yes	Against	For

Johnson & Johnson	JNJ	478160104	4/23/2009	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2009	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For

Medtronic, Inc.	MDT	585055106	8/21/2008	Elect Six Directors	Issuer	Yes	For	For
				Ratification of the Appointment of PWC as Independent Accounting Firm	Issuer	Yes	For	For
				Approve Medtronic Inc 2008 Stock Award Incentive Plan	Issuer	Yes	For	For

Microsoft Corporation	MSFT	594918104	11/19/2008	Elect Nine Directors	Issuer	Yes	For	For
				Performance Criteria for Executive Compensation	Issuer	Yes	For	For
				Amendments to 1999 Stock Option Plan for Non-Employee Directors	Issuer	Yes	For	For
				Ratification of selection of Deloitte and Touch as auditor	Issuer	Yes	For	For
				Adoption of policies on internet cencorship	Shareholder	Yes	Against	For
				Establishment of board committee on human rights	Shareholder	Yes	Against	For
				Disclosure of Charitable Contributions	Shareholder	Yes	Against	For

Omnicom Group, Inc.	OMC	681919106	5/19/2009	Elect Twelve Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Amendment to Employee Stock Purchase Plan	Issuer	Yes	For	For

Pepsico, Inc.	PEP	713448108	5/6/2009	Elect Thirteen Directors	Issuer	Yes	For	For
				Approval of independent registered accountant	Issuer	Yes	For	For
				Executive incentive compensation plan	Issuer	Yes	For	For
				Beverage container recycling	Shareholder	Yes	Against	For
				Genetically engineered products report	Shareholder	Yes	Against	For
				Charitable contributions report	Shareholder	Yes	Against	For
				Advisory vote compensation	Shareholder	Yes	Against	For

The Procter & Gamble Co	PG	742718109	10/14/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Rotate sight of annual meeting	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For

Staples, Inc.	SPLS	855030102	6/9/2009	Elect Twelve Directors	Issuer	Yes	For	For
				Amendment to 1998 Employee Stock Purchase Plan	Issuer	Yes	For	For
				Amendment to International Employee Stock Plan	Issuer	Yes	For	For
				Ratify selection of Ernst & Young as accounting firm	Issuer	Yes	For	For
				Act on proposal to reinstate Staples, Inc in ND	Shareholder	Yes	Against	For

Sysco Corporation	SYY	871829107	11/19/2008	Elect Three Directors	Issuer	Yes	For	For
				Executive Compensation	Issuer	Yes	For	For
				Ratify Appointment of Ernst and Young	Issuer	Yes	For	For
				Directors stand for election annually	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
United Health Group	UNH	91324P-102	6/2/2009	Election of nine board members	Issuer	Yes	For	For
				Ratification of appointment of Deloitte and Touche as public accounting firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For

United Technologies	UTX	913017-109	4/8/2009	Election of fourteen board members	Issuer	Yes	For	For
				Appointment of independent auditors	Issuer	Yes	For	For
				Offsets for foreign military sales	Shareholder	Yes	Against	For

United Parcel Service, Inc	UPS	911312-106	3/9/2009	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of appointment of Deloitte & Touche as accountant	Issuer	Yes	For	For
				Approval of UPS omnibus incentive plan	Issuer	Yes	For	For

Vanguard			7/2/2009	Elect ten Board of Directors	Issuer	Yes	For	For
				Update policies regarding real estate purchases/sales — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding real estate purchases/sales — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding issuing senior securities — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding issuing senior securities — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding borrowing money — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding borrowing money — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding making loans — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding making loans — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding buying/selling commodities — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding buying/selling commodities — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding concentrating investments in an industry — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding concentrating investments in an industry — Federal MM Fund	Issuer	Yes	For	For
				Update policies regarding elimination of outdated policies — Admiral MM Fund	Issuer	Yes	For	For
				Update policies regarding elimination of outdated policies — Federal MM Fund	Issuer	Yes	For	For

WalMart Stores, Inc.	WMT	931142103	6/5/2009	Elect Fifteen Directors	Issuer	Yes	For	For
				Ratification of Ernst & Young as accountants	Issuer	Yes	For	For
				Gender Identity non-discrimination	Issuer	Yes	Against	For
				Pay for superior performance	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
				Political contributions report	Shareholder	Yes	Against	For
				Incentive compensation to be in stock options	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For

Wells Fargo & Co.	WFC	949746101	4/29/2008	Elect Nineteen Directors	Issuer	Yes	For	For
				Compensation of Named Executives	Issuer	Yes	For	For
				Ratify appointment of KPMG as independent auditors	Issuer	Yes	For	For
				Amend long term incentive compensation plan	Issuer	Yes	For	For
				Proposal regarding by-laws amendment requiring independent chairman	Shareholder	Yes	Against	For
				Report on Political Contributions	Shareholder	Yes	Against	For

The following Funds of Asset Management Fund did not receive any proxy solicitations for the period:
Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund
By (Signature and Title)*	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date 8/17/09

*	Print the name and title of each signing officer under his or her signature.